UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04870

General New York Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/2022

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus New York Municipal Money Market Fund

SEMI-ANNUAL REPORT

May 31, 2022

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New York Municipal Money Market Fund from December 1, 2021 to May 31, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended May 31, 2022

	Wealth Shares	Service Shares	Premier Shares
Expenses paid per $1,000†	$1.55	$1.60	$1.10
Ending value (after expenses)	$1,000.20	$1,000.10	$1,000.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended May 31, 2022

	Wealth Shares	Service Shares	Premier Shares
Expenses paid per $1,000†	$1.56	$1.61	$1.11
Ending value (after expenses)	$1,023.39	$1,023.34	$1,023.83
†

Expenses are equal to the fund’s annualized expense ratio of .31% for Wealth Shares, .32% for Service Shares and .22% for Premier Shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2022 (Unaudited)

Short-Term Investments - 100.0%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 100.0%
Albany Industrial Development Agency, Revenue Bonds (Living Resources Corp. Project) (LOC; HSBC Bank USA NA) Ser. A	0.81	6/7/2022	2,990,000	[a]	2,990,000
Albany Industrial Development Agency, Revenue Bonds (Renaissance Corp. of Albany Project) (LOC; M&T Bank)	0.86	6/7/2022	1,200,000	[a]	1,200,000
Amherst Development Corp., Revenue Bonds, Refunding (Asbury Pointe Obligated Group) (LOC; M&T Bank) Ser. A	0.86	6/7/2022	3,210,000	[a]	3,210,000
Build New York City Resource Corp., Revenue Bonds (Federation of Protestant Welfare Agencies) (LOC; TD Bank NA)	0.96	6/7/2022	5,000,000	[a]	5,000,000
Ellicottville Central School District, BAN (Insured; State Aid Withholding) Ser. A	1.50	6/23/2022	3,000,000		3,000,059
Geneva Industrial Development Agency, Revenue Bonds (The Colleges of the Seneca Project) (LOC; JPMorgan Chase Bank NA)	0.81	6/7/2022	5,750,000	[a]	5,750,000
Nassau County Industrial Development Agency, Revenue Bonds (Clinton Plaza Senior Housing Project) (LOC; Federal National Mortgage Association)	0.89	6/7/2022	7,500,000	[a]	7,500,000
New York City Housing Development Corp., Revenue Bonds (Granville Payne Apartments) (LOC; Citibank NA) Ser. A	0.85	6/7/2022	100,000	[a]	100,000
New York City Industrial Development Agency, Revenue Bonds (LOC; Citibank NA)	0.84	6/7/2022	8,000,000	[a]	8,000,000
New York City Industrial Development Agency, Revenue Bonds (Spence-Chapin Services Project) (LOC; TD Bank NA)	0.96	6/7/2022	3,770,000	[a]	3,770,000
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. AA5	0.61	6/1/2022	3,000,000	[a]	3,000,000
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. A4	0.60	6/1/2022	2,200,000	[a]	2,200,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 100.0% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (FFT Senior Communities) (LOC; HSBC Bank USA NA)	0.82	6/7/2022	4,135,000	[a]	4,135,000
New York State Energy Research & Development Authority, Revenue Bonds (LOC; Scotia Bank) Ser. A4	0.87	6/7/2022	5,000,000	[a]	5,000,000
Niagara Area Development Corp., Revenue Bonds, Refunding (Niagara Falls Memorial Medical Center Project) (LOC; HSBC Bank USA NA)	0.82	6/7/2022	2,450,000	[a]	2,450,000
North Shore Central School District, TAN (Insured; State Aid Withholding)	1.50	6/23/2022	5,000,000		5,003,775
Northport-East Northport Union Free School District, TAN (Insured; State Aid Withholding)	1.50	6/24/2022	1,450,000		1,450,000
Otsego County Industrial Development Agency, Revenue Bonds (St. James Retirement Community) (LOC; M&T Bank)	0.86	6/7/2022	170,000	[a]	170,000
RBC Municipal Products Trust, Revenue Bonds, Refunding (LOC; Royal Bank of Canada) Ser. E146	0.82	6/7/2022	5,000,000	[a,b]	5,000,000
Schenectady County Industrial Development Agency, Revenue Bonds (Union College) (LOC; M&T Bank) Ser. A	0.86	6/7/2022	3,960,000	[a]	3,960,000
St. Lawrence County Industrial Development Agency, Revenue Bonds (United Helpers Independent Living Corp.) (LOC; NBT Bank NA)	0.82	6/7/2022	630,000	[a]	630,000
Tender Option Bond Trust Receipts (Series 2016-XF0520), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Liquidity Agreement; Royal Bank of Canada) Ser. D), Trust Maturity Date 5/15/2024	0.83	6/7/2022	1,585,000	[a,b,c]	1,585,000
Tender Option Bond Trust Receipts (Series 2017-XF2481), (Westchester County Local Development Corp., Revenue Bonds, Refunding (Westchester Medical Center) (LOC; Barclays Bank & Liquidity Agreement; Barclays Bank)), Trust Maturity Date 11/1/2046	0.83	6/7/2022	1,000,000	[a,b,c]	1,000,000

Short-Term Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 100.0% (continued)
Tender Option Bond Trust Receipts (Series 2017-XM0573), (Build NYC Resource Corp., Revenue Bonds, Refunding (Chapin School Limited Project) (Liquidity Agreement; Morgan Stanley Bank)), Trust Maturity Date 11/1/2047	0.87	6/7/2022	5,250,000	[a,b,c]	5,250,000
Tender Option Bond Trust Receipts (Series 2019-ZM0737), (Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding (Liquidity Agreement; JPMorgan Chase Bank NA)), Trust Maturity Date 2/15/2025	0.87	6/7/2022	5,025,000	[a,b,c]	5,025,000
Tender Option Bond Trust Receipts (Series 2020-XF0989), (Port Authority of New York & New Jersey, Revenue Bonds (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 7/15/2060	0.89	6/7/2022	3,830,000	[a,b,c]	3,830,000
Tender Option Bond Trust Receipts (Series 2020-XG0294), (New York Dormitory Authority, Revenue Bonds (LOC; U.S. Bank NA)), Trust Maturity Date 2/1/2050	0.83	6/7/2022	1,400,000	[a,b,c]	1,400,000
Tender Option Bond Trust Receipts (Series 2022-XF2985), (New York State Power Authority, Revenue Bonds, Refunding (Green Bond) (Liquidity Agreement; CITIBANK PLC & LOC; CITIBANK PLC) Ser. A), Trust Maturity Date 11/15/2050	0.82	6/7/2022	1,310,000	[a,b,c]	1,310,000
Tender Option Bond Trust Receipts (Series 2022-XF2992), (New York Liberty Development Corp., Revenue Bonds, Refunding (7 World Trade Center Project) (Green Bond) (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC) Ser. A), Trust Maturity Date 9/15/2050	0.85	6/7/2022	5,645,000	[a,b,c]	5,645,000
Tender Option Bond Trust Receipts (Series 2022-XG0375), (New York State Dormitory Authority, Revenue Bonds, Refunding (Northwell Health Obligated Group) (Liquidity Agreement; Bank of America PLC & LOC; Bank of America PLC) Ser. A), Trust Maturity Date 5/1/2052	0.87	6/7/2022	2,665,000	[a,b,c]	2,665,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 100.0% (continued)
Tender Option Bond Trust Receipts (Series 2022-XG0377), (Port Authority of New York & New Jersey, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America PLC & LOC; Bank of America PLC) Ser. 231), Trust Maturity Date 8/1/2052	0.92	6/7/2022	3,000,000	[a,b,c]	3,000,000
Tender Option Bond Trust Receipts (Series 2022-XG0379), (Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 232), Trust Maturity Date 8/1/2052	0.89	6/7/2022	800,000	[a,b,c]	800,000
Tender Option Bond Trust Receipts (Series 2022-YX1178), (Port Authority of New York & New Jersey, Revenue Bonds, Refunding (Liquidity Agreement; Barclays Bank PLC) Ser. 223), Trust Maturity Date 7/15/2051	0.87	6/7/2022	5,625,000	[a,b,c]	5,625,000
Tender Option Bond Trust Receipts (Series 2022-ZL0225), (New York State Power Authority, Revenue Bonds, Refunding, Ser. A), Trust Maturity Date 5/15/2028	0.82	6/7/2022	1,340,000	[a,b,c]	1,340,000
Tompkins County Industrial Development Agency, Revenue Bonds (LOC; M&T Bank) Ser. A	0.86	6/7/2022	4,915,000	[a]	4,915,000
Triborough Bridge & Tunnel Authority, Revenue Bonds (LOC; U.S. Bank NA) Ser. B1	0.67	6/1/2022	2,500,000	[a]	2,500,000
Waterford Halfmoon Union Free School District, BAN (Insured; State Aid Withholding)	1.50	6/24/2022	4,000,000		4,003,041

Short-Term Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
New York - 100.0% (continued)
Westchester County Industrial Development Agency, Revenue Bonds (Westchester Arts Council Project) (LOC; Wells Fargo Bank NA)	0.86	6/7/2022	1,790,000	[a] 1,790,000
Total Investments (cost $125,201,875)			100.0%	125,201,875
Cash and Receivables (Net)			0.0%	3,783
Net Assets			100.0%	125,205,658

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, these securities amounted to $43,475,000 or 34.72% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
Development	14.9
Transportation	13.9
Medical	12.4
Education	12.0
General	11.2
School District	10.7
Facilities	6.9
Multifamily Housing	6.2
Nursing Homes	3.8
Housing	3.5
Water	2.4
Power	2.1
100.0

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
U.S. T-BILL	U.S. Treasury Bill Money Market Yield	XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	125,201,875	125,201,875
Interest receivable		209,728
Receivable for shares of Beneficial Interest subscribed		20,683
Prepaid expenses		30,213
		125,462,499
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		54,008
Cash overdraft due to Custodian		160,831
Trustees’ fees and expenses payable		2,477
Payable for shares of Beneficial Interest redeemed		64
Other accrued expenses		39,461
		256,841
Net Assets ($)		125,205,658
Composition of Net Assets ($):
Paid-in capital		125,205,658
Net Assets ($)		125,205,658

Net Asset Value Per Share	Wealth Shares	Service Shares	Premier Shares
Net Assets ($)	91,761,919	25,733,694	7,710,045
Shares Outstanding	91,755,352	25,731,728	7,709,488
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2022 (Unaudited)

Investment Income ($):
Interest Income	228,601
Expenses:
Management fee—Note 2(a)	137,515
Shareholder servicing costs—Note 2(b)	167,969
Administrative service fees—Note 2(c)	79,621
Professional fees	47,825
Registration fees	28,350
Chief Compliance Officer fees—Note 2(c)	10,722
Trustees’ fees and expenses—Note 2(d)	7,357
Prospectus and shareholders’ reports	5,529
Custodian fees—Note 2(c)	3,578
Miscellaneous	8,616
Total Expenses	497,082
Less—reduction in expenses due to undertaking—Note 2(a)	(287,447)
Less—reduction in fees due to earnings credits—Note 2(c)	(1,341)
Net Expenses	208,294
Net Investment Income, representing net increase in net assets resulting from operations	20,307

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021	[a]
Operations ($):
Net investment income	20,307	13,581
Net realized gain (loss) on investments	-	1,225
Net Increase (Decrease) in Net Assets Resulting from Operations	20,307	14,806
Distributions ($):
Distributions to shareholders:
Wealth Shares	(14,196)	(10,658)
Service Shares	(1,448)	(2,500)
Premier Shares	(5,379)	(423)
Total Distributions	(21,023)	(13,581)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Wealth Shares	22,585,057	56,696,170
Service Shares	63,309,217	144,026,864
Premier Shares	6,486,580	9,976,244
Distributions reinvested:
Wealth Shares	14,082	10,504
Service Shares	1,423	2,463
Premier Shares	5,356	419
Cost of shares redeemed:
Wealth Shares	(35,057,607)	(57,630,125)
Service Shares	(61,800,304)	(141,907,633)
Premier Shares	(7,770,031)	(1,029,080)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(12,226,227)	10,145,826
Total Increase (Decrease) in Net Assets	(12,226,943)	10,147,051
Net Assets ($):
Beginning of Period	137,432,601	127,285,550
End of Period	125,205,658	137,432,601

[a]	Effective February 1, 2021, the fund’s Class A and Class B shares were renamed Wealth and Service shares, respectively.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2022	Year Ended November 30,
Wealth Shares	(Unaudited)	2021[a]	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.000[b]	.000[b]	.003	.008	.007	.001
Distributions:
Dividends from net investment income	(.000)[b]	(.000)[b]	(.003)	(.008)	(.007)	(.001)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.02[c]	.01	.29	.83	.68	.12
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.63[d]	.67	.75	.75	.76	.74
Ratio of net expenses to average net assets	.31[d]	.10	.41	.74	.76	.72
Ratio of net investment income to average net assets	.03[d]	.01	.29	.83	.68	.11
Net Assets, end of period ($ x 1,000)	91,762	104,221	105,143	90,626	87,344	97,845

a Effective February 1, 2021, the fund’s Class A shares were renamed Wealth shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

	Six Months Ended
	May 31, 2022	Year Ended November 30,
Service Shares	(Unaudited)	2021[a]	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.000[b]	.000[b]	.002	.004	.003	.000[b]
Distributions:
Dividends from net investment income	(.000)[b]	(.000)[b]	(.002)	(.004)	(.003)	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[c]	.01	.17	.43	.30	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.17[d]	1.18	1.14	1.14	1.15	1.15
Ratio of net expenses to average net assets	.32[d]	.09	.63	1.13	1.14	.82
Ratio of net investment income to average net assets	.01[d]	.01	.21	.44	.31	.01
Net Assets, end of period ($ x 1,000)	25,734	24,223	22,103	49,592	59,095	50,758

a Effective February 1, 2021, the fund’s Class B shares were renamed Service shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2022	Year Ended November 30,
Premier Shares	(Unaudited)	2021	2020[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Net investment income	.001	.000[b]	.000[b]
Distributions:
Dividends from net investment income	(.001)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00
Total Return (%)	.06[c]	.01	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.37[e]	.40	.65[e]
Ratio of net expenses to average net assets	.22[e]	.07	.05[e]
Ratio of net investment income to average net assets	.09[e]	.01	.01[e]
Net Assets, end of period ($ x 1,000)	7,710	8,988	40

a From November 23, 2020 (commencement of initial offering) to November 30, 2020.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New York Municipal Money Market Fund (the “fund”) is the sole series of General New York Municipal Money Market Fund (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal, New York state and New York city income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity. The fund is managed by Dreyfus, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), the fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

Effective May 2, 2022, “Dreyfus Cash Investment Strategies” was renamed “Dreyfus”.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Wealth, Service and Premier. Wealth, Service and Premier shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Wealth, Service and Premier shares are subject to Shareholder Services Plans. Service shares is subject to Administrative Services Plan. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00. As a Retail Fund, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Trust’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Short-Term Investments	-	125,201,875	-	125,201,875

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2022, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2021 was all tax-exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(f) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .20% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Adviser, or the Adviser will bear, such excess expense. During the period ended May 31, 2022, there was no reduction in expenses pursuant to the Agreement.

The Adviser has contractually agreed, from December 1, 2021 through March 31, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund’s Premier shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expense) do not exceed .35% of the value

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of the Premier shares average daily net assets. On or after March 31, 2023, the Adviser may terminate this expense limitation at any time.

In addition, the Adviser has contractually agreed, from February 1, 2022 through March 31, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund’s Service shares so that the direct expenses of the fund’s Service shares (excluding taxes, interest, portfolio transaction costs, commitment fees on borrowings and extraordinary expenses) do not exceed 1.00% of the value of the Service shares average daily net assets. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after March 31, 2023, the Adviser may terminate the expense limitation agreement at any time. The reduction in expenses, pursuant to the undertakings, amounted to $17,835 during the period ended May 31, 2022.

The Adviser and the Distributor have undertaken that if, in any fiscal year of the fund, the total charges against net assets to provide for sales related expenses and/or service fees (calculated as provided for in FINRA Rule 2341 Section (d)) exceed .25% of the value of the Wealth shares’ average net assets for such fiscal year, the fund may deduct from the payments to be made to the Distributor, or the Adviser will bear, such excess expense. During the period ended May 31, 2022, there was no reduction in expenses pursuant to the undertaking.

The Adviser has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $269,612 during the period ended May 31, 2022.

(b) Under the Reimbursement Shareholder Services Plan with respect to Premier shares (the “Reimbursement Shareholder Services Plan”), Premier shares has reimburse the Distributor at an amount not to exceed an annual rate of .05% of the value of the average daily net assets of its shares for certain allocated expenses of providing certain services to the holders of Premier shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2022, Premier shares were charged $174, pursuant to the Reimbursement Shareholder Services Plan.

Under the Compensation Shareholder Services Plans with respect to Wealth and Service shares (the “Compensation Shareholder Services Plans”), Wealth and Service shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2022, Wealth and Service shares were charged $121,311 and $36,191, respectively, pursuant to each of their respective Compensation Shareholder Services Plans.

(c) Under the Administrative Services Plan with respect to Service shares, pursuant to which the fund may pay the Distributor or the provision of certain recordkeeping and other related services (which are not services for which a “service fee” as defined under the Conduct Rules of FINRA is intended to compensate). Pursuant to the Administrative Services Plan, the fund will pay the Distributor a fee at the annual rate of at an annual rate of .55% of the value of their average daily net assets attributable to the fund’s Service shares for the provision of such services, which include, at a minimum: mailing periodic reports, prospectuses and other fund communications to beneficial owners; client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; transmitting wires; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; technical support; business continuity support; and blue sky support. During the period ended May 31, 2022, Service shares were charged $79,621, pursuant to the Administrative Services Plan.

The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as shareholder servicing costs and includes custody net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement for providing transfer agency and cash management services

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

inclusive of earnings credits, if any, for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2022, the fund was charged $8,722 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates the Custodian under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2022, the fund was charged $3,578 pursuant to the custody agreement. These fees were partially offset by earnings credits of $1,341.

The fund compensates the Custodian under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2022, the fund was charged $461 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2022, the fund was charged $10,722 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $21,313, Administrative Services Plan fees of $12,239, Shareholder Services Plans fees of $24,778, Custodian fees of $1,242, Chief Compliance Officer fees of $4,162 and Transfer Agent fees of $2,792, which are offset against an expense reimbursement currently in effect in the amount of $12,518.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. During the period ended May 31, 2022, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $24,980,000 and $30,400,000 respectively.

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For More Information

Dreyfus New York Municipal Money Market Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Wealth Shares: GNMXX Service Shares: GNYXX Premier Shares: GNBXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 0574SA0522

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New York Municipal Money Market Fund

By: /s/ David J. DiPetrillo

        David DiPetrillo

        President (Principal Executive Officer)

Date: July 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

        David DiPetrillo

        President (Principal Executive Officer)

Date: July 21, 2022

By: /s/ James Windels

        James Windels

       Treasurer (Principal Financial Officer)

Date: July 21, 2022

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)